GENERAL (Details)	Dec. 31, 2015 carriers	Dec. 31, 2015 tankers	Dec. 31, 2015 drilling_rigs	Dec. 31, 2015 vessel	Dec. 31, 2015 contract	Jun. 05, 2015 carriers	Dec. 31, 2014 contract
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	12					12
Number of Suezmax crude oil carriers owned	4					5
Number of Capesize drybulk carriers owned	8
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of container vessels owned | vessel				18
Number of car carriers	2
Number of jack-up drilling rigs owned | drilling_rigs			2
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method | drilling_rigs			2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rigs			1
Number of offshore supply vessels owned | vessel				6
Number of oil product tankers contracted to be acquired		2		2
Number of chemical tankers owned | tankers		2
Number of container vessels contracted to be acquired				2	2		2
Number of container vessels contracted to be chartered in | vessel				2